Loans and Allowance for Credit Losses, Significant Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 7,362	$ 2,297
Sales	(5,723)	(6,483)
Transfers from/(to) loans/mortgages held for sale	(239)	(1,543)
Total Commercial [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	7,078	2,135
Sales	(4,705)	(5,930)
Transfers from/(to) loans/mortgages held for sale	(164)	(1,461)
Total Consumer [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	284	162
Sales	(1,018)	(553)
Transfers from/(to) loans/mortgages held for sale	$ (75)	$ (82)